Financial Instruments - Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (Level 3 [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 5,857
Fair value on issuance		3,420
Unrealized (loss) gain included in earnings	(1,831)	606
Fair value at the end of the period	$ 4,026	$ 4,026